Long-Term Debt (Future Maturities Of Long-Term Debt) (Details) $ in Millions	Sep. 26, 2015 USD ($)
Long-Term Debt [Abstract]
2016	$ 37
2017	35
2018	35
2019	33
2020	1,332
Thereafter	2,242
Long-term Debt, Total	$ 3,714